BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	12 Months Ended
	Jul. 31, 2016 USD ($)	Jul. 31, 2015 USD ($)	Apr. 30, 2017	Apr. 30, 2016	Jul. 25, 2014
Percentage of VAT, Proceeds Received from Customers	17.00%		17.00%
Percentage Of Service Fees Payable					100.00%
Percentage-of Completion Method [Member]
Gross Revenue Recognized	$ 874,510	$ 0
Completed-Contract Method [Member]
Gross Revenue Recognized	$ 9,997,255	$ 20,829,309
Subsidiaries in PRC [Member]
Foreign Currency Exchange Rate, Translation	6.6371	6.2097	6.8900
Foreign Currency Weighted Average Exchange Rate, Translation	6.4798	6.1884	6.8141	6.4407
Subsidiaries in Hong Kong [Member]
Foreign Currency Exchange Rate, Translation	7.7588	7.7514	7.7779
Foreign Currency Weighted Average Exchange Rate, Translation	7.7595	7.7536	7.7599	7.7591